Goodwill (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 22, 2014		Dec. 28, 2013		Dec. 29, 2012		Dec. 31, 2011	Dec. 28, 2013 U.S. [Member]		Dec. 29, 2012 U.S. [Member]		Dec. 28, 2013 Canada [Member]		Dec. 29, 2012 Canada [Member]		Dec. 28, 2013 Retailo [Member]		Dec. 29, 2012 Retailo [Member]		Dec. 28, 2013 Retailo [Member] U.S. [Member]		Dec. 29, 2012 Retailo [Member] U.S. [Member]		Dec. 28, 2013 Retailo [Member] Canada [Member]		Dec. 29, 2012 Retailo [Member] Canada [Member]		Dec. 28, 2013 InteliSpend [Member]		Dec. 29, 2012 InteliSpend [Member]		Dec. 28, 2013 InteliSpend [Member] U.S. [Member]		Dec. 29, 2012 InteliSpend [Member] U.S. [Member]		Dec. 28, 2013 InteliSpend [Member] Canada [Member]		Dec. 29, 2012 InteliSpend [Member] Canada [Member]		Dec. 28, 2013 Blackhawk Network Holdings, Inc. [Member]	Dec. 29, 2012 Blackhawk Network Holdings, Inc. [Member]	Nov. 30, 2013 Blackhawk Network Holdings, Inc. [Member] Retailo [Member]		Nov. 12, 2013 Blackhawk Network Holdings, Inc. [Member] InteliSpend [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance, gross	$ 4,455,800,000	[1]	$ 4,462,800,000	[1]	$ 4,461,100,000			$ 4,364,900,000	[1]	$ 4,364,900,000		$ 97,900,000	[1]	$ 96,200,000
Accumulated impairment charges, beginning balance	(3,991,300,000)	[1]	(3,991,300,000)	[1]	(3,991,300,000)			(3,991,300,000)	[1]	(3,991,300,000)		0	[1]	0
Goodwill, beginning balance, net	464,500,000	[1]	471,500,000	[1]	469,800,000			373,600,000	[1]	373,600,000		97,900,000	[1]	96,200,000																										133,500,000	42,700,000	36,200,000	[2]	54,200,000	[2]
Disposal of CSL goodwill			(97,900,000)		0			0		0		(97,900,000)	[3]	0
Acquisition																36,200,000	[4]	0	[4]	36,200,000	[4]	0	[4]	0	[4]	0	[4]	54,200,000	[4]	0	[4]	54,200,000	[4]	0	[4]	0	[4]	0	[4]
Other adjustments	100,000	[5]	500,000	[6]	1,700,000	[6]		500,000	[6]	0	[6]	0	[6]	1,700,000	[6]
Activity during the year	100,000		(7,000,000)		1,700,000			90,900,000		0		(97,900,000)		1,700,000
Goodwill, ending balance, gross	4,455,900,000		4,455,800,000	[1]	4,462,800,000	[1]	4,461,100,000	4,455,800,000	[1]	4,364,900,000	[1]	0	[1]	97,900,000	[1]
Accumulated impairment charges, ending balance	(3,991,300,000)		(3,991,300,000)	[1]	(3,991,300,000)	[1]	(3,991,300,000)	(3,991,300,000)	[1]	(3,991,300,000)	[1]	0	[1]	0	[1]
Goodwill, ending balance, net	464,600,000		464,500,000	[1]	471,500,000	[1]	469,800,000	464,500,000	[1]	373,600,000	[1]	0	[1]	97,900,000	[1]																									133,500,000	42,700,000	36,200,000	[2]	54,200,000	[2]
Goodwill, impairment loss			$ 0		$ 0		$ 0

[1]	Blackhawk goodwill was $133.5 million at year-end 2013 and $42.7 million at year-end 2012.
[2]	See Note D.
[3]	See Note B.
[4]	See Note C.
[5]	Primarily purchase price adjustments for Blackhawk's acquisition of Retailo AG.
[6]	Represents foreign currency translation.